Taxes on Income - Schedule of Deferred Income Taxes Reflect the Net Tax Effects of Net Operating Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Composition of deferred tax assets:
Net operating loss and capital losses carryforward	$ 7,202	$ 6,704
Research and development credits	537	397
Vacation accrual	44	44
Net deferred tax asset before valuation allowance	7,783	7,145
Valuation allowance	(7,783)	(7,145)
Net deferred tax assets